Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Analysis of Accounts Receivable by Component (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)		Dec. 31, 2023 MXN ($)
Accounts Receivable by Component [Abstract]
Subscribers and distributors	$ 182,388,253		$ 170,242,307
Telecommunications carriers for network interconnection and other services	3,370,949		3,837,362	[1]
Recoverable taxes	65,502,829		50,900,914
Sundry debtors	10,858,187		11,838,770
Contract assets	32,499,007		31,230,793		$ 25,062,219
Allowance of expected credit losses	(39,858,127)		(37,533,735)
Total net	254,761,098		230,516,411
Non-current subscribers, distributors and contractual assets	13,379,712	$ 745	9,394,158
Total current subscribers, distributors and contractual assets	$ 241,381,386	$ 13,435	$ 221,122,253

[1]	This figure is related to the spin-off of Telekom Austria AG.